Property, Plant and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Bank Borrowings		$ 270,192	$ 267,926
Lease liabilities	[1]	273	519
Lease liabilities right-of-use assets		$ 262	$ 503

[1]	The weighted average incremental borrowing rate applied to lease liabilities is 2.57% and 2.57%, respectively, for the years ended December 31, 2024 and 2025.